SHARE BASED COMPENSATION - Liabilities arising from the SARs (Details) € in Thousands	Dec. 31, 2025 EUR (€)
Share appreciation rights liability
SHARE BASED COMPENSATION
Total carrying amount of liabilities for SARs	€ 594